INCOME TAXES	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense
The reconciliation of income taxes at Canadian statutory rates with the income tax expense (recovery) is as follows:

	2025	2024
Earnings (loss) before income taxes	$513.7	$(390.4)
Canadian statutory income tax rates	26.5%	26.5%
Income taxes at Canadian statutory rates	$136.2	$(103.5)
Effect of differences in tax rates in other jurisdictions	1.8	7.4
Non-deductible impairment of goodwill	—	41.6
Tax benefits not previously recognized and unrecognized tax benefits	(6.8)	18.3
Non-taxable gain on fair value remeasurement of SIMCOM	(21.9)	—
Non-taxable revenues	—	(4.1)
Tax impact on after tax profit of equity accounted investees	(18.5)	(18.8)
Prior years' tax adjustments	2.8	(14.4)
Other	5.1	0.7
Income tax expense (recovery)	$98.7	$(72.8)
Effective tax rate	19%	19%

The Company's applicable tax rate corresponds to the combined Canadian tax rates applicable in the provinces where the Company operates.

Significant components of the provision for the income tax expense (recovery) are as follows:

	2025	2024
Current income tax expense :
Current year	$56.7	$74.0
Prior years' tax adjustments	(2.7)	68.2
Deferred income tax expense (recovery):
Tax benefit not previously recognized used to reduce the deferred tax expense	(6.8)	18.3
Origination and reversal of temporary differences	51.5	(233.3)
Income tax expense (recovery)	$98.7	$(72.8)

Tax court decision related to the Strategic Aerospace and Defence Initiative (SADI) program
During the year ended March 31, 2024, a tax court decision rendered in May 2023 related to the SADI program resulted in a current income tax expense of $57.4 million and a deferred income tax recovery of $61.9 million.

Deferred tax assets and liabilities
During the year ended March 31, 2025, movements in temporary differences are as follows:

						Foreign
	Balance				Business	currency
	beginning	Recognized	Recognized	Recognized	combinations	exchange	Balance
	of year	in income	in OCI	in equity	(Note 2)	differences	end of year
Non-capital loss carryforwards	$142.5	$(61.3)	$—	$—	$3.3	$5.2	$89.7
Unclaimed research & development expenditures	162.1	59.0	—	—	—	6.7	227.8
Investment tax credits	(73.8)	(3.0)	—	—	—	—	(76.8)
Property, plant and equipment and right-of-use of assets	(154.1)	9.3	—	—	(11.1)	(12.1)	(168.0)
Intangible assets	(39.0)	(59.7)	—	—	(26.3)	(1.8)	(126.8)
Amounts not currently deductible including interest limitation	76.9	22.7	—	2.4	6.5	2.2	110.7
Government participation	86.4	7.2	—	—	—	—	93.6
Other	(4.3)	(18.9)	20.3	—	3.9	(0.1)	0.9
Net deferred tax assets	$196.7	$(44.7)	$20.3	$2.4	$(23.7)	$0.1	$151.1
During the year ended March 31, 2024, movements in temporary differences are as follows:

					Foreign
	Balance			Disposal of	currency
	beginning	Recognized	Recognized	discontinued	exchange	Balance
	of year	in income	in OCI	operations	differences	end of year
Non-capital loss carryforwards	$98.2	$59.4	$—	(14.6)	$(0.5)	$142.5
Unclaimed research & development expenditures	162.3	13.5	—	(13.7)	—	162.1
Investment tax credits	(82.1)	5.8	—	2.1	0.4	(73.8)
Property, plant and equipment and right-of-use of assets	(114.8)	(41.0)	—	1.1	0.6	(154.1)
Intangible assets	(114.7)	64.6	—	10.5	0.6	(39.0)
Amounts not currently deductible including interest limitation	80.3	3.0	—	(6.9)	0.5	76.9
Government participation	(32.6)	118.7	—	0.3	—	86.4
Other	(0.8)	9.7	(10.6)	(3.9)	1.3	(4.3)
Net deferred tax assets (liabilities)	$(4.2)	$233.7	$(10.6)	$(25.1)	$2.9	$196.7

For the year ended March 31, 2024, deferred tax recovery of $18.7 million has been recorded in net income from discontinued operations.

As at March 31, 2025, net deferred tax assets of $148.7 million (2024 – $199.4 million) were recognized in jurisdictions that incurred losses this fiscal year or the preceding fiscal year. Based upon the level of historical taxable income or projections for future taxable income, management believes it is probable that the Company will realize the benefits of these net deferred tax assets.

As at March 31, 2025, a deferred income tax liability on taxable temporary differences of $3,456.4 million (2024 – $3,065.5 million) related to investments in subsidiaries and interests in joint ventures has not been recognized, because the Company controls the timing of the reversal of the temporary differences and believes it is probable that the temporary differences will not be reversed in the foreseeable future.
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2026-2030	$23.2	$8.4
2031-2045	23.4	86.9
No expiry date	167.4	265.6
	$214.0	$360.9

As at March 31, 2025, the Company has $130.4 million (2024 – $139.6 million) of deductible temporary differences for which deferred tax assets have not been recognized. The Company also has $156.2 million (2024 – $180.2 million) of capital losses for which deferred tax assets have not been recognized with no expiry date.

Global minimum tax (Pillar Two)
As at March 31, 2025, various countries where the Company operates have enacted the global minimum top-up income tax under Pillar Two tax legislation into domestic tax legislation. The top-up income tax relates to the Company’s operations in the United Arab Emirates and Hungary where the statutory income tax rates are below the 15% determined by the Pillar Two rules. For the year ended March 31, 2025, the Company recognized a current income tax expense related to the Pillar Two tax of $2.6 million.